Government assistance (Tables)	12 Months Ended
Jan. 31, 2020
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Schedule of Company's Government Assistance, Including Tax Credits
The Company’s government assistance, including tax credits, was as follows:

	Years ended
	January 31, 2020	January 31, 2019
Recorded against research and development expense	$23.1	$23.1
Recorded against other elements of operating income	0.9	1.2
	$24.0	$24.3

Recorded against the cost of property, plant and equipment	$1.1	$1.2